Major Customers (Details) (USD $)	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Total	$ 1,487,553	$ 1,819,421	$ 1,427,008	$ 1,289,428	$ 1,225,169	$ 2,716,436	$ 4,535,857	$ 2,998,546	$ 6,502,962	$ 4,679,741
Revenues Percentage									100.00%	100.00%
Company A [Member]
Product Information [Line Items]
Total									1,270,064	1,776,824
Revenues Percentage									20.00%	36.00%
Company B [Member]
Product Information [Line Items]
Total									797,972	1,053,321
Revenues Percentage									12.00%	22.00%
Company C [Member]
Product Information [Line Items]
Total									772,320	305,980
Revenues Percentage									12.00%	7.00%
Company D [Member]
Product Information [Line Items]
Total									644,702	278,499
Revenues Percentage									10.00%	6.00%
Company E [Member]
Product Information [Line Items]
Total									628,741	71,030
Revenues Percentage									10.00%	2.00%
All other customers [Member]
Product Information [Line Items]
Total									$ 2,389,163	$ 1,193,587
Revenues Percentage									36.00%	25.00%